Assets Measured on Nonrecurring Basis By Level Within Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets measured on a nonrecurring basis:
Impaired loans	$ 16,569	$ 13,796
Other real estate owned	2,554	3,467
Mortgage servicing rights	526	540
Level I
Assets measured on a nonrecurring basis:
Mortgage servicing rights	0
Level II
Assets measured on a nonrecurring basis:
Mortgage servicing rights	0
Level III
Assets measured on a nonrecurring basis:
Mortgage servicing rights	526
Fair Value, Measurements, Nonrecurring | Level I
Assets measured on a nonrecurring basis:
Impaired loans	0	0
Other real estate owned	0	673
Mortgage servicing rights	0	0
Fair Value, Measurements, Nonrecurring | Level II
Assets measured on a nonrecurring basis:
Impaired loans	0	0
Other real estate owned	0	0
Mortgage servicing rights	0	0
Fair Value, Measurements, Nonrecurring | Level III
Assets measured on a nonrecurring basis:
Impaired loans	16,569	13,796
Other real estate owned	0	2,794
Mortgage servicing rights	$ 0	$ 540